Fresh Start Accounting - Reconciliation of Distributable Value to Fair Value of Successor Common Stock (Details) - USD ($) $ / shares in Units, $ in Millions	Dec. 31, 2018	Jul. 02, 2018	Jul. 01, 2018	Apr. 17, 2018	Jun. 13, 2016	May 20, 2016
Restructuring and Related Activities [Abstract]
Distributable value		$ 11,056		$ 11,000
Less: non-controlling interest		(154)	$ 154
Less: fair value of debt		(7,301)
Less: fair value of other non-operating liabilities		(108)
Add: fair value of tax attributes		8
Fair value of Successor common stock issued upon emergence		$ 3,501
Common stock, shares issued (in shares)	100,000,000	100,000,000	100,000,000		508,444,280	500,944,280
Per share value (in dollars per share)		$ 35.01